Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2020		Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020		Jul. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 4,253	[1]	$ 4,417	$ 4,374	$ 13,062	[1]	$ 12,841
Non-interest income	3,481		3,539	3,285	10,769		10,225
Total revenue	7,734		7,956	7,659	23,831		23,066
Provision for credit losses	2,181		1,846	713	4,953		2,274
Non-interest expenses	4,018		4,363	4,209	12,799		12,426
Provision for income taxes	231		423	753	1,125		1,876
Net income	1,304	[1]	1,324	1,984	4,954	[1]	6,490
Net income attributable to non-controlling interests in subsidiaries	(51)		15	120	3		301
Net income attributable to equity holders of the Bank	1,355		1,309	1,864	4,951		6,189
Net income attributable to equity holders of the Bank – relating to divested operations	1			148	60		487
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,354		1,309	1,716	4,891		5,702
Average assets	1,207,000		1,181,000	1,061,000	1,167,000		1,044,000
Average liabilities	1,136,000		1,110,000	991,000	1,097,000		975,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	1,930		1,951	2,009	5,884		5,821
Non-interest income	570		575	655	1,849		1,960
Total revenue	2,500		2,526	2,664	7,733		7,781
Provision for credit losses	752		670	241	1,743		725
Non-interest expenses	1,172		1,220	1,193	3,625		3,552
Provision for income taxes	147		159	320	607		914
Net income	429		477	910	1,758		2,590
Net income attributable to non-controlling interests in subsidiaries	0				0
Net income attributable to equity holders of the Bank	429		477	910	1,758		2,590
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	429		477	910	1,758		2,590
Average assets	359,000		359,000	342,000	357,000		337,000
Average liabilities	283,000		265,000	257,000	271,000		253,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,906		1,907	2,125	5,818		6,260
Non-interest income	664		800	1,112	2,444		3,273
Total revenue	2,570		2,707	3,237	8,262		9,533
Provision for credit losses	1,278		1,019	476	2,877		1,574
Non-interest expenses	1,390		1,465	1,667	4,519		4,908
Provision for income taxes	(70)		38	250	127		678
Net income	(28)		185	844	739		2,373
Net income attributable to non-controlling interests in subsidiaries	(54)		12	117	22		287
Net income attributable to equity holders of the Bank	26		173	727	717		2,086
Net income attributable to equity holders of the Bank – relating to divested operations	1			147	60		472
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	25		173	580	657		1,614
Average assets	216,000		205,000	203,000	208,000		200,000
Average liabilities	162,000		154,000	154,000	155,000		152,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	145		145	143	431		422
Non-interest income	990		982	993	2,988		2,930
Total revenue	1,135		1,127	1,136	3,419		3,352
Provision for credit losses	1		2	(1)	4
Non-interest expenses	700		715	721	2,152		2,161
Provision for income taxes	110		106	110	326		310
Net income	324		304	306	937		881
Net income attributable to non-controlling interests in subsidiaries	3		2	4	8		14
Net income attributable to equity holders of the Bank	321		302	302	929		867
Net income attributable to equity holders of the Bank – relating to divested operations				1			15
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	321		302	301	929		852
Average assets	26,000		26,000	25,000	26,000		25,000
Average liabilities	40,000		39,000	32,000	38,000		31,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	375		385	337	1,085		1,059
Non-interest income	1,170		1,075	747	3,087		2,251
Total revenue	1,545		1,460	1,084	4,172		3,310
Provision for credit losses	149		155	(4)	328		(26)
Non-interest expenses	620		616	593	1,890		1,832
Provision for income taxes	176		166	121	459		375
Net income	600		523	374	1,495		1,129
Net income attributable to non-controlling interests in subsidiaries	0				0
Net income attributable to equity holders of the Bank	600		523	374	1,495		1,129
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	600		523	374	1,495		1,129
Average assets	416,000		433,000	374,000	420,000		366,000
Average liabilities	414,000		378,000	306,000	376,000		300,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(103)		29	(240)	(156)		(721)
Non-interest income	87		107	(222)	401		(189)
Total revenue	(16)		136	(462)	245		(910)
Provision for credit losses	1			1	1		1
Non-interest expenses	136		347	35	613		(27)
Provision for income taxes	(132)		(46)	(48)	(394)		(401)
Net income	(21)		(165)	(450)	25		(483)
Net income attributable to non-controlling interests in subsidiaries	0		1	(1)	(27)
Net income attributable to equity holders of the Bank	(21)		(166)	(449)	52		(483)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	(21)		(166)	(449)	52		(483)
Average assets	190,000		158,000	117,000	156,000		116,000
Average liabilities	$ 237,000		$ 274,000	$ 242,000	$ 257,000		$ 239,000

[1]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).